Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Everlake Life Insurance Company
Entity Central Index Key	0000352736
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false